Schedule of Operating Lease Right of Use Asset (Details) - USD ($)		6 Months Ended			12 Months Ended
		Jun. 30, 2025		Jun. 30, 2024	Dec. 31, 2024
Lease Right-of-use Assets And Lease Liabilities
Operating lease right of use asset, Balance		$ 415,003	[1]	$ 408,699	$ 408,699
Addition		31,478			31,378
Remeasurement
Less: Accumulated amortization		(18,091)		$ (17,190)	(35,576)
Foreign exchange translation gain		26,436			10,502
Operating lease right of use asset, Balance	[1]	$ 454,826			$ 415,003

[1]	Operating lease right-of-use assets are measured at a cost of $575,013 and $510,430 and less accumulated amortization of $120,187 and $95,427 as of June 30, 2025 and December 31, 2024, respectively.